OTHER BALANCE SHEET SUPPLEMENTALS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
OTHER BALANCE SHEETS SUPPLEMENTAL
NOTE 9 -	OTHER BALANCE SHEETS SUPPLEMENTALS

a.	Other accounts receivable and prepaid expenses:

	December 31,
	2012	2011

Deferred tax asset	$2,122	$2,564
Government authorities	1,424	1,818
Prepaid expenses	831	809
Income receivables and grants	33	254
Derivatives	27	-
Other	96	216

	$4,533	$5,661

b.	Other account payable and accrued expenses:

	December 31,
	2012	2011

Employees and payroll accruals	$3,358	$3,608
Accrued expenses (1)	1,757	688
Government authorities	673	570
Advances from customers	731	557
Warranty provision	276	288
Accrued royalties	268	316
Derivatives	-	372
Deferred tax liability	126	179
Other accrued expenses	106	92

	$7,295	$6,670

(1)	Includes $750 royalties payable to a supplier in the MRO business, following the reconciliation of an audit.